Commitments	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Commitments

34	Commitments

The Company has agreements to manage and maintain its activities and to build new projects aiming at achieving the objectives proposed in its target plan. The main unrecognized committed amounts as of December 31, 2025 are as follows:

	1 year	1-3 years	3-5 years	More than 5 years	Total

Contractual obligations - Expenses	6,173,235	3,844,890	1,588,794	3,648,971	15,255,890
Contractual obligations - Investments	13,116,128	8,356,462	1,852,640	452,305	23,777,535
Total	19,289,363	12,201,352	3,441,434	4,101,276	39,033,425